PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of property, plant and equipment [text block]
8.	PROPERTY, PLANT AND EQUIPMENT

The Company’s property, plant and equipment as at December 31, 2018 and 2017 are as follows:

	Property,	Assets under	Property,	Exploration and	Assets under
	plant and equipment GK	construction GK	plant and equipment KNP	evaluation assets KNP	construction KNP	Total
Cost
At January 1, 2017	$91,936	$590,680	$-	$-	$-	$682,616
Decommissioning and restoration adjustment	2,979	-	-	-	-	2,979
Additions/transfers*	612,484	(566,701)	-	-	-	45,783
At December 31, 2017	707,399	23,979	-	-	-	731,378
Decommissioning and restoration adjustment	23,553	-	-	-	-	23,553
Additions/transfers*	89,154	(19,085)	90	166,947	1,564	238,670
At December 31, 2018	$820,106	$4,894	$90	$166,947	$1,564	$993,601

Accumulated depreciation
At January 1, 2017	$(6,563)	$-	$-	$-	$-	$(6,563)
Depreciation	(62,157)	-	-	-	-	(62,157)
At December 31, 2017	(68,720)	-	-	-	-	(68,720)
Depreciation and depletion	(83,630)	-	(10)	-	-	(83,640)
At December 31, 2018	$(152,350)	$-	$(10)	$-	$-	$(152,360)

Carrying amounts
At December 31, 2017	$638,679	$23,979	$-	$-	$-	$662,658
At December 31, 2018	$667,756	$4,894	$80	$166,947	$1,564	$841,241

*Included in the additions of assets under construction for the year ended December 31, 2018 is $Nil (2017 - $10,168) of borrowing and other costs and is net of $Nil (2017 - $67,493) of pre-production sales. Amounts were transferred to their appropriate asset class upon the declaration of commercial production. On April 13, 2018, KNP assets were acquired at their fair value for share consideration of the Company. Please see Note 6 for further details. Included in additions of property, plant and equipment for GK is $32,776 (2017 - $2,777) related to deferred stripping.

The Company’s primary project, the 49% owned GK Mine, declared commercial production on March 1, 2017. Failure to meet the obligations for cash calls to fund the Company’s share in the GK Mine may lead to dilution of the interest in the GK Mine.

On April 13, 2018, KNP mineral asset rights under the KNP were acquired. Kennady is involved in the exploration, discovery, evaluation and development of diamond properties in Canada’s Northwest Territories.